5. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Information
SEGMENT INFORMATION

The operating segments are reported consistently with the management reports provided to the chief operating decision maker for assessing the performance of each segment and allocating resources.

With the discontinuation of Operations in Argentina, Europe and Thailand the Company has changed its operating segments which primarily observe the Company's business areas, being: (i) Brazil; (ii) Halal (formerly One Foods); (iii) International, which absorbed the continued operations formerly reported in the Southern Cone, and no longer presenting operations in Europe and Thailand; and (iv) Other Segments. During the fourth quarter of 2018, the Southern Cone was extinct.

These segments include sales of all distribution channels and operations subdivided according to the nature of the products whose characteristics are described below:

•	Poultry: involves the production and sale of whole poultry and in-natura cuts.

•	Pork and other: involves the production and sale of in-natura cuts.

•	Processed: involves the production and sale of processed foods, frozen and processed products derived from poultry, pork and beef, margarine, vegetable and soybean-based products.

•	Other sales: involves the sale of flour for food service and others.

Other segments are divided into:

•	Ingredients: commercialization and development of animal health ingredients, human nutrition, plant nutrition (fertilizers) and health care (health and wellness).

•	Other segments: commercialization of agricultural products.

The net sales for each reportable operating segment are set forth below:

Net sales	12.31.18	Restated 12.31.17	Restated 12.31.16
Brazil
In-natura	3,996.8	3,489.9	3,109.0
Poultry	3,197.1	2,697.5	2,410.3
Pork and other	799.7	792.4	698.7
Processed	12,271.3	11,681.6	11,600.8
Other sales	16.7	17.1	98.2
	16,284.8	15,188.6	14,808.0

Halal
In-natura	6,685.1	5,588.8	5,584.3
Poultry	6,632.9	5,554.4	5,542.1
Other	52.2	34.4	42.2
Processed	1,295.6	909.7	642.3
Other sales	312.6	195.5	-
	8,293.3	6,694.0	6,226.6

International
In-natura	4,213.5	4,736.9	5,125.2
Poultry	3,382.4	3,401.4	4,106.5
Pork and other	831.1	1,335.5	1,018.7
Processed	553.4	654.0	863.7
Other sales	0.3	222.6	11.2
	4,767.2	5,613.5	6,000.1

Other segments
Ingredients	436.2	269.2	-
Other sales	406.9	548.8	849.2
	843.1	818.0	849.2
	30,188.4	28,314.1	27,883.9

The operating income for each reportable operating segment is set forth below:

	12.31.18	Restated 12.31.17	Restated 12.31.16
Brazil	589.5	960.7	1,012.1
Halal	323.9	7.5	348.6
International	(287.5)	46.1	690.5
Other segments	77.6	71.9	20.7
Ingredients	115.0	52.1	-
Other sales	(37.4)	19.8	20.7
Sub total	703.5	1,086.2	2,071.9
Corporate	(909.8)	(423.0)	(109.0)
	(206.3)	663.2	1,962.9

(1) For comparability of information see note 3.3.

The Corporate line presented above refers to relevant events not attributable to the normal course of its business either to the operating segments. For the year ended December 31, 2018, the main events were R$492.8 related to Trapaça Operation (note 1.2.2), R$225.6 related recognition of PIS/COFINS to be recovered (note 11.2), R$213.5 related to the operational restructuring plan (note 1.4) and R$85.0 related to strike of the truck drivers (note 1.5). For the year ended December 31, 2017, the main events were: R$332.9 in provisions for contingencies, mainly public civil actions, R$157.5 in expenses related to Carne Fraca Operation, R$205.9 provision for adjustment to realizable value of inventories related to Carne Fraca Operation, R$51.9 in business combination costs related to Banvit, R$36.7 in business combination costs related to Lactalis divestiture, R$9.9 in health insurance claims, R$147.7 gain on tax amnesty program and other events of R$31.3. The main events of 2016 are related to losses with contingencies.

No customer individually or in aggregate accounted (economic group) for more than 5% of net sales for the year ended on December 31, 2018, 2017 and 2016.

The goodwill and intangible assets with indefinite useful life (trademarks) arising from business combination were allocated to the reportable operating segments, considering the nature of the products manufactured in each segment (cash-generating unit), as presented below:

	Goodwill		Trademarks		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Brazil	1,151.5	1,151.5	982.5	982.5	2,134.0	2,134.0
Halal	1,465.2	1,388.1	353.7	389.2	1,818.9	1,777.3
International	78.3	1,345.4	-	24.5	78.3	1,369.9
Southern Cone	-	307.2	-	253.7	-	560.9
	2,695.0	4,192.2	1,336.2	1,649.9	4,031.2	5,842.1

Information referring to the total assets by reportable segments is not being disclosed, as it is not included in the set of information made available to the chief operating decision maker, which take investment decisions and determine allocation of assets on a consolidated basis.